Retirement Benefit Plans - Principal Actuarial Assumptions Used and Sensitivity Analysis of Present Value of Defined Benefit Obligation Effected by Changes of Principal Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	1.25%	1.75%
Future salary increases	3.50%	3.50%